COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
As of December 31, 2016, the Company is required to make the following minimum lease payments under operating leases for its motor vehicles, rental facilities and certain equipment:

2017	1,231
2018	628
2019	461
2020	251
2021	156

Total	$2,727